Significant Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements have been prepared on the accrual basis of accounting.
Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s beneficial interest in the Master Trust represents the Plan’s share of the Master Trust’s investments stated at fair value (except for fully-benefit responsive investment contracts, which are reported at contract value). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Contract value is the amount that participants would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 3 for further discussion and disclosures related to fair value and contract value measurements.

Purchases and sales of securities in the Master Trust are recorded on the settlement date. Interest income within the Master Trust is recorded on the accrual basis. Dividends within the Master Trust are recorded on the ex-dividend date. Net appreciation/depreciation in the Master Trust includes the gains and losses on investments bought and sold as well as held during the year.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan Administrator to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Contributions

Contributions

Participant contributions are allocated to participant accounts when the Company remits payroll deductions from eligible Plan participants. Participant and employer contributions are recorded in the year in which participant compensation is earned.
Benefit Payments	Benefit Payments Benefit payments are recorded when paid.
Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the provisions of the Plan document deem the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.